Loan Receivable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 M
Beijing Pujin Finance Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 11,109
Loan Term	6
Interest Loan receivable	10.00%
Dangdong Yuanlong Villa Management Company
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 15,034
Loan Term	6
Interest Loan receivable	10.00%